Basis of preparation and statement of compliance	12 Months Ended
Dec. 31, 2025
Basis of preparation and statement of compliance
Basis of preparation and statement of compliance

Note 2. Basis of preparation and statement of compliance

2.1Statement of compliance

The Company has prepared these consolidated financial statements in accordance with International Financial Reporting Standards as adopted by the European Union and IFRS ® Accounting Standards as issued by the International Accounting Standard Board (‘IASB’).

These consolidated financial statements as of December 31, 2025 and for the twelve months ended December 31, 2025, 2024 and 2023 were authorized for issue by the Company’s Board of Directors on March 27, 2026.

Standards, amendments to existing standards and interpretations published by the IASB whose application has been mandatory since January 1, 2025

The application of standards, amendments to existing standards and interpretations whose application has been mandatory since January 1, 2025 primarily concern:

●	Amendment to IAS 21 Lack of Exchangeability, the Effects of Changes in Foreign Exchange Rates.

Those amendments had no material impact on the Company’s consolidated financial statements for the year ended December 31, 2025.

Standards, amendments to existing standards and interpretations published by the IASB whose application is not yet mandatory

The new standards, interpretations and amendments to existing standards that have been published but did not apply to the financial statements as of December 31, 2025, are:

●	Amendments to IAS 21 The Effects of Changes in Foreign Exchange Rates – as of January 1, 2027
●	Amendments to IFRS 9 and IFRS 7 – Classification and Measurement of Financial Instruments – as of January 1, 2026
●	Amendments to IFRS 9 and IFRS 7 – Contracts Referencing Nature-dependent Electricity – as of January 1, 2026
●	Annual Improvements to IFRS Accounting Standards, as of January 1, 2026 – Amendments to:
o	IFRS 1 First-time Adoption of International Financial Reporting Standards;
o	IFRS 7 Financial Instruments: Disclosures and its accompanying Guidance on implementing IFRS 7;
o	IFRS 9 Financial Instruments;
o	IFRS 10 Consolidated Financial Statements; and
o	IAS 7 Statement of Cash flows
●	New standard – IFRS 18 – Presentation and Disclosure in Financial Statements – as of January 1, 2027
●	New standard – IFRS 19 – Subsidiaries without Public Accountability: Disclosures – as of January 1, 2027

The Company is currently assessing the applicability and impact of these new standards, interpretations and amendments.

2.2Scope and method of consolidation

●	Accounting policy

In accordance with IFRS 10 Consolidated Financial Statements, an entity (subsidiary) is consolidated when it is controlled by the company (the parent).

Subsidiaries are all entities over which the Company has control. The Company controls an entity when it is exposed to, or has rights to, variable returns from its involvement with the entity and could affect those returns through its power to direct the activities of the entity. Subsidiaries are consolidated from the date on which control is transferred to the Company. They are deconsolidated from the date the control ceases.

All intercompany transactions, balances, and unrealized gains on transactions between group companies are eliminated. Unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the transferred asset. Accounting policies of subsidiaries are consistent with the policies adopted by the Company.

●	Consolidated entities

As of December 31, 2025, the scope of consolidation consists of two entities, the parent, Inventiva S.A. and its 100% owned subsidiary, Inventiva Inc., for which no non-controlling interest is recognized.

		Percent of
	Date of	Ownership
	incorporation	Interest	Accounting Method
INVENTIVA Inc.	01/05/2021	100%	Fully Consolidated

●	Interests in associates and joint ventures

The Company owns 15% of the ownership and voting rights of Hepalys, which is incorporated and has its principal place of business in Japan. In accordance with IAS 28 Investments in Associates and Joint Ventures, Hepalys is an associate of the Company and is accounted for using the equity method (see Note 7. – Investments accounted for using the equity method).

2.3Foreign currency translation

●	Functional and presentation currency

The Company’s consolidated financial statements are presented in euros, which is also the functional currency of the parent company, Inventiva S.A. The functional currency of Inventiva Inc. is the U.S. dollar. All amounts presented in these notes to the consolidated financial statements are denominated in euros unless otherwise stated.

●	Translation of financial statements into presentation currency

The results and financial position of foreign operations that have a functional currency different from the presentation currency are translated into euros, the presentation currency, as follows:

●	Assets and liabilities for each balance sheet presented are translated at the closing rate on the date of that balance sheet,
●	Income and expenses for each statement of (income) loss and statement of comprehensive (income) loss are translated at average exchange rates (which is an approximate value of the exchange rate on the transaction date in the absence of significant fluctuations. Income and expenses are translated at the transaction dates if the exchange rates fluctuate significantly), and
●	All resulting exchange differences are recognized in other comprehensive income.

Exchange rate (USD per EUR)	December 31, 2025	December 31, 2024	December 31, 2023
Average exchange rate for the period	1.1300	1.0824	1.0813
Exchange rate at the end of period	1.1750	1.0389	1.1050